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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22328

Columbia Seligman Premium Technology Growth Fund, Inc.

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 1.0%
Internet & Direct Marketing Retail 0.2%
JD.com, Inc., ADR(a)	16,500	668,085
Media 0.8%
21st Century Fox, Inc., Class A	27,600	1,012,644
Time Warner, Inc.	18,900	1,787,562
Total		2,800,206
Total Consumer Discretionary		3,468,291
Industrials 0.1%
Professional Services 0.1%
Nielsen Holdings PLC	11,800	375,122
Total Industrials		375,122
Information Technology 97.8%
Communications Equipment 2.1%
Arris International PLC(a)	198,096	5,263,411
Cisco Systems, Inc.	36,200	1,552,618
CommScope Holding Co., Inc.(a)	2,677	106,999
Lumentum Holdings, Inc.(a)	2,700	172,260
Total		7,095,288
Electronic Equipment, Instruments & Components 0.5%
Orbotech Ltd.(a)	24,400	1,517,192
Internet Software & Services 11.7%
Alphabet, Inc., Class A(a)	9,100	9,437,974
Alphabet, Inc., Class C(a)	9,924	10,239,484
Cornerstone OnDemand, Inc.(a)	31,000	1,212,410
eBay, Inc.(a)	182,800	7,355,872
Facebook, Inc., Class A(a)	36,400	5,816,356
GoDaddy, Inc., Class A(a)	27,900	1,713,618
LogMeIn, Inc.	26,719	3,087,381
Okta, Inc.(a)	10,919	435,122
Total		39,298,217
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 6.7%
DXC Technology Co.	33,340	3,351,670
Euronet Worldwide, Inc.(a)	26,265	2,072,834
Fidelity National Information Services, Inc.	13,800	1,328,940
Pagseguro Digital Ltd., Class A(a)	157,197	6,023,789
Visa, Inc., Class A	80,800	9,665,296
Total		22,442,529
Semiconductors & Semiconductor Equipment 47.4%
Advanced Energy Industries, Inc.(a)	4,100	261,990
Applied Materials, Inc.	212,600	11,822,686
Broadcom Ltd.	81,600	19,229,040
Cavium, Inc.(a)	72,341	5,742,429
Cypress Semiconductor Corp.	147,449	2,500,735
Inphi Corp.(a)	141,064	4,246,027
Integrated Device Technology, Inc.(a)	243,807	7,450,742
Lam Research Corp.	140,583	28,560,842
Lattice Semiconductor Corp.(a)	727,316	4,051,150
Marvell Technology Group Ltd.	285,900	6,003,900
Maxim Integrated Products, Inc.	79,259	4,772,977
Microchip Technology, Inc.	101,200	9,245,632
Micron Technology, Inc.(a),(b)	483,800	25,225,332
ON Semiconductor Corp.(a)	151,218	3,698,792
Qorvo, Inc.(a)	121,084	8,530,368
Synaptics, Inc.(a)	174,800	7,993,604
Teradyne, Inc.	203,354	9,295,311
Total		158,631,557
Software 16.5%
Adobe Systems, Inc.(a)	7,600	1,642,208
Fortinet, Inc.(a)	111,163	5,956,114
Microsoft Corp.	49,100	4,481,357
Nuance Communications, Inc.(a)	662,107	10,428,185
Oracle Corp.	182,200	8,335,650
SailPoint Technologies Holding, Inc.(a)	36,771	760,792
Salesforce.com, Inc.(a)	35,100	4,082,130
Splunk, Inc.(a)	16,458	1,619,303
Synopsys, Inc.(a)	139,689	11,627,712
TiVo Corp.	306,100	4,147,655
Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Verint Systems, Inc.(a)	45,000	1,917,000
Zscaler, Inc.(a)	8,547	239,914
Total		55,238,020
Technology Hardware, Storage & Peripherals 12.9%
Apple, Inc.	96,900	16,257,882
Electronics for Imaging, Inc.(a)	191,576	5,235,772
NetApp, Inc.	28,300	1,745,827
Western Digital Corp.	124,000	11,441,480
Xerox Corp.	297,600	8,564,928
Total		43,245,889
Total Information Technology		327,468,692
Telecommunication Services 0.2%
Diversified Telecommunication Services 0.2%
Ooma, Inc.(a)	59,849	652,354
Total Telecommunication Services		652,354
Total Common Stocks (Cost $224,438,847)		331,964,459

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(c),(d)	3,707,710	3,707,339
Total Money Market Funds (Cost $3,707,339)		3,707,339
Total Investments in Securities (Cost: $228,146,186)		335,671,798
Other Assets & Liabilities, Net		(639,230)
Net Assets		335,032,568

At March 31, 2018, securities and/or cash totaling $2,335,872 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Micron Technology, Inc.	Deutsche Bank	USD	(2,335,872)	(448)	80.00	01/2019	(226,973)	(97,664)
NASDAQ 100 Stock Index	Deutsche Bank	USD	(165,844,375)	(252)	6,875.00	04/2018	(941,816)	(1,006,740)
Total							(1,168,789)	(1,104,404)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	4,032,237	26,181,023	(26,505,550)	3,707,710	(639)	(148)	13,517	3,707,339
2	Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, March 31, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	3,468,291	—	—	—	3,468,291
Industrials	375,122	—	—	—	375,122
Information Technology	327,468,692	—	—	—	327,468,692
Telecommunication Services	652,354	—	—	—	652,354
Total Common Stocks	331,964,459	—	—	—	331,964,459
Money Market Funds	—	—	—	3,707,339	3,707,339
Total Investments in Securities	331,964,459	—	—	3,707,339	335,671,798
Investments in Derivatives
Liability
Options Contracts Written	(1,104,404)	—	—	—	(1,104,404)
Total	330,860,055	—	—	3,707,339	334,567,394
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2018

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Seligman Premium Technology Growth Fund, Inc.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2018